ACCOUNTS RECEIVABLE, NET - Movement of allowance for credit losses (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Charge to credit losses	¥ 1,818,008	$ 267,941	¥ 981,891
Third Parties
ACCOUNTS RECEIVABLE, NET
Beginning balance	2,950,352	434,828	1,968,461
Charge to credit losses	1,818,008	267,941	981,891
Ending balance	¥ 4,768,360	$ 702,769	¥ 2,950,352